Derivatives and Hedging	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Hedging
Derivatives and Hedging
In the ordinary course of business, we use derivative instruments, including swaps, forwards and/or options, to manage potential losses from foreign currency exposures and interest bearing assets or liabilities. The principal objective of such derivative instruments is to minimize the risks and/or costs associated with our global financial and operating activities. We do not utilize derivative or other financial instruments for trading or other speculative purposes. We recognize all derivatives as either assets or liabilities on the balance sheet on a gross basis, measure those instruments at fair value and recognize the change in fair value in earnings in the period of change, unless the derivative qualifies as an effective hedge that offsets certain exposures. We do not offset any amounts under any master netting arrangements. During 2015, we have agreed with almost all of our counterparties with whom we enter into cross-currency swaps, interest rate swaps or foreign exchange contracts, to enter into bilateral collateralization contracts under which we receive or provide cash collateral, as the case may be, for the net position with each of these counterparties. As of December 31, 2015, we had a net liability position of $7.8 million recorded in accrued and other liabilities in the accompanying balance sheet, and we did not post any collateral to any of our counterparties. We do not offset the fair value of derivative instruments with cash collateral held or received from the same counterparty under a master netting arrangement.
During 2015, we held derivative instruments that are designated and qualify as cash flow hedges where the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings. In 2015, we did not record any hedge ineffectiveness related to any cash-flow hedges in earnings. Based on their valuation as of December 31, 2015, we expect that no significant amount of derivative gains included in accumulated other comprehensive income will be reclassified into income during the next 12 months. The cash flows derived from derivatives are classified in the consolidated statements of cash flows in the same category as the consolidated balance sheet account of the underlying item.
As of December 31, 2014, all derivatives that qualify for hedge accounting are fair value hedges. For derivative instruments that are designated and qualify as a fair value hedge, the effective portion of the gain or loss on the derivative is reflected in earnings. This earnings effect is offset by the change in the fair value of the hedged item attributable to the risk being hedged that is also recorded in earnings. In 2015 and 2014, there is no ineffectiveness. The cash flows derived from derivatives are classified in the consolidated statements of cash flows in the same category as the condensed consolidated balance sheet account of the underlying item.
Interest Rate Derivatives
We use interest rate derivative contracts to align our portfolio of interest bearing assets and liabilities with our risk management objectives. We have entered into interest rate swaps in which we have agreed to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated by reference to an agreed-upon notional principal amount. During 2015, we entered into five cross currency interest rate swaps through 2025 for a total notional amount of €180.0 million which qualify for hedge accounting as cash flow hedges. We determined that no ineffectiveness exists related to these swaps. As of December 31, 2015, the €180.0 million notional swap amount had an aggregate fair value of $6.9 million, which is recorded in other long-term assets in the accompanying balance sheet.
During 2014, we entered into interest rate swaps, which effectively fixed the fair value of $200.0 million of our fixed rate private placement debt and qualify for hedge accounting as fair value hedges. We determined that no ineffectiveness exists related to these swaps. As of December 31, 2015 and 2014, the $200.0 million notional swap amount had an aggregate fair value of $5.8 million and $3.3 million, respectively, which is recorded in other long-term assets in the accompanying balance sheet.
Call Options
We entered into Call Options during 2014 which, along with the sale of the Warrants, represent the Call Spread Overlay entered into in connection with the Cash Convertible Notes and which are more fully described in Note 15. We used $105.2 million of the proceeds from the issuance of the Cash Convertible Notes to pay the premium for the Call Options, and simultaneously received $68.9 million (net of issuance costs) from the sale of the Warrants, for a net cash outlay of $36.3 million for the Call Spread Overlay. The Call Options are intended to address the equity price risk inherent in the cash conversion feature by offsetting cash payments in excess of the principal amount due upon any conversion of the Cash Convertible Notes.
Aside from the initial payment of a premium of $105.2 million for the Call Options, we will not be required to make any cash payments under the Call Options. We will, however, be entitled to receive under the terms of the Call Options an amount of cash generally equal to the amount by which the market price per share of our common stock exceeds the exercise price of the Call Options during the relevant valuation period. The exercise price under the Call Options is equal to the conversion price of the Cash Convertible Notes.
The Call Options, for which our common stock is the underlying security, are a derivative asset that requires mark-to-market accounting treatment due to the cash settlement features until the Call Options settle or expire. The Call Options are measured and reported at fair value on a recurring basis, within Level 2 of the fair value hierarchy. For further discussion of the inputs used to determine the fair value of the Call Options, refer to Note 14. The fair value of the Call Options at December 31, 2015 and 2014 was approximately $169.0 million and $147.7 million, respectively which is recorded in other long-term assets in the accompanying balance sheet.
The Call Options do not qualify for hedge accounting treatment. Therefore, the change in fair value of these instruments is recognized immediately in our consolidated statements of income in other (expense) income, net. For the years ended December 31, 2015 and 2014, the change in the fair value of the Call Options resulted in gains of $21.3 million and $42.5 million, respectively. Because the terms of the Call Options are substantially similar to those of the Cash Convertible Notes' embedded cash conversion option, discussed below, we expect the effect on earnings from those two derivative instruments to mostly offset each other.
Cash Convertible Notes Embedded Cash Conversion Option
The embedded cash conversion option within the Cash Convertible Notes is required to be separated from the Cash Convertible Notes and accounted for separately as a derivative liability, with changes in fair value reported in our consolidated statements of income in other (expense) income, net until the cash conversion option settles or expires. For further discussion of the Cash Convertible Notes, refer to Note 15. The initial fair value liability of the embedded cash conversion option was $105.2 million, which simultaneously reduced the carrying value of the Cash Convertible Notes (effectively an original issuance discount). The embedded cash conversion option is measured and reported at fair value on a recurring basis, within Level 2 of the fair value hierarchy. For further discussion of the inputs used to determine the fair value of the embedded cash conversion option, refer to Note 14. The fair value of the embedded cash conversion option at December 31, 2015 and 2014 was approximately $171.0 million and $149.5 million which is recorded in other long-term liabilities in the accompanying balance sheet. For the years ended December 31, 2015 and 2014 the change in the fair value of the embedded cash conversion option resulted in losses of $21.5 million and $44.3 million, respectively.
Foreign Currency Derivatives
As a globally active enterprise, we are subject to risks associated with fluctuations in foreign currencies in our ordinary operations. This includes foreign currency-denominated receivables, payables, debt, and other balance sheet positions including intercompany items. We manage balance sheet exposure on a group-wide basis using foreign exchange forward contracts, foreign exchange options and cross-currency swaps.
Undesignated Derivative Instruments
We are party to various foreign exchange forward, option and swap arrangements which had, at December 31, 2015, an aggregate notional value of $264.2 million and fair value of $1.4 million included in prepaid and other assets and $0.5 million included in accrued and other liabilities, respectively, which expire at various dates through March 2016.
We were party to various foreign exchange forward and swap arrangements which had, at December 31, 2014, an aggregate notional value of $1.3 billion and fair values of $46.8 million included in prepaid and other assets and $10.5 million included in accrued and other liabilities, respectively, which expired at various dates through December 2015. The transactions have been entered into to offset the effects from short-term balance sheet exposure to foreign currency exchange risk. Changes in the fair value of these arrangements have been recognized in other (expense) income, net.
Fair Values of Derivative Instruments
The following table summarizes the fair value amounts of derivative instruments reported in the consolidated balance sheets as of December 31, 2015 and 2014:

	Derivatives in Asset Positions Fair value		Derivatives in Liability Positions Fair value
(in thousands)	2015	2014	2015	2014
Derivative instruments designated as hedges
Interest rate contracts (1)	$12,687	$3,294	$—	$—
Total derivative instruments designated as hedges	$12,687	$3,294	$—	$—
Undesignated derivative instruments
Call spread overlay	$169,037	$147,707	$(170,951)	$(149,450)
Foreign exchange contracts	1,393	46,802	(525)	(10,547)
Total derivative instruments	$170,430	$194,509	$(171,476)	$(159,997)

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(1) The fair value amounts for the interest rate contracts include accrued interest.
Gains and Losses on Derivative Instruments
The following tables summarize the classification and gains and losses on derivative instruments for the years ended December 31, 2015, 2014 and 2013:

Year-Ended December 31, 2015 (in thousands)	Gain/(loss) recognized in AOCI	Location of gain/loss in income statement	(Gain) loss reclassified from AOCI into income	Gain (loss) recognized in income
Cash flow hedges
Interest rate contracts	$5,337	Other (expense) income, net	$(5,273)	n/a

Fair value hedges
Interest rate contracts	$—	Other (expense) income, net	$—	$1,691

Undesignated derivative instruments
Call spread overlay	n/a	Other (expense) income, net	n/a	$(171)
Foreign exchange contracts	n/a	Other (expense) income, net	n/a	21,434
				$21,263

Year-Ended December 31, 2014 (in thousands)	Gain/(loss) recognized in AOCI	Location of (gain) loss in income statement	(Gain) loss reclassified from AOCI into income	Gain (loss) recognized in income
Fair value hedges
Interest rate contracts	$—	Other (expense) income, net	$—	$3,294

Undesignated derivative instruments
Call spread overlay	n/a	Other (expense) income, net	n/a	$(1,743)
Foreign exchange contracts	n/a	Other (expense) income, net	n/a	61,713
				$59,970

Year-Ended December 31, 2013 (in thousands)	Gain/(loss) recognized in AOCI	Location of (gain) loss in income statement	(Gain) loss reclassified from AOCI into income	Gain (loss) recognized in income
Undesignated derivative instruments
Foreign exchange contracts	n/a	Other (expense) income, net	n/a	$(19,409)
The amounts noted in the table above for accumulated other comprehensive income (AOCI) do not include any adjustment for the impact of deferred income taxes.